UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck VIP Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

	Principal Amount		Value

BONDS AND NOTES: 89.4%
Australia: 5.0%

AUD	2,400,000	Australia Government Bond
		5.75%, 05/15/21	$2,461,630

Belgium: 5.4%

EUR	1,800,000	Belgium Kingdom Bond
		4.00%, 03/28/17	2,659,876

Canada: 12.3%

		Canadian Government Bonds
CAD	2,000,000	3.00%, 12/01/15	2,036,350
CAD	4,000,000	6.00%, 06/01/11	4,009,913

			6,046,263

France: 5.7%

EUR	1,900,000	French Treasury Note
		3.75%, 04/25/17	2,841,448

Germany: 15.3%

EUR	3,000,000	Bundesrepublik Deutschland
		4.75%, 07/04/28	5,174,688

EUR	1,600,000	Kreditanstalt fuer Wiederaufbau
		3.63%, 01/20/20	2,375,341

			7,550,029

Italy: 5.2%

EUR	1,800,000	Italian Government Bond
		5.00%, 02/01/12	2,556,289

Netherlands: 5.9%

EUR	1,900,000	Netherlands Government Bond
		4.00%, 07/15/16	2,891,390

New Zealand: 7.1%

NZD	4,500,000	New Zealand Government Bond
		6.50%, 04/15/13	3,514,728

United Kingdom: 7.8%

GBP	2,400,000	Great Britain Government Bond
		4.25%, 03/07/11	3,830,225

United States: 19.7%

USD	1,000,000	Caterpillar, Inc.
		7.90%, 12/15/18	1,341,067

		U.S. Treasury
USD	5,000,000	3.63%, 02/15/20	5,484,765
USD	2,000,000	6.63%, 02/15/27	2,886,562

			9,712,394

Total Bonds and Notes (Cost: $36,312,621)			44,064,272

MONEY MARKET FUND: 13.9% (Cost: $6,839,088)

	6,839,088	AIM Treasury Portfolio - Institutional Class
			6,839,088

VAN ECK VIP GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Total Investments: 103.3% (Cost: $43,151,709)	50,903,360
Liabilities in excess of other assets: (3.3)%	(1,610,462)

NET ASSETS: 100.0%	$49,292,898

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar
USD	United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $43,151,709 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$8,608,964

Gross Unrealized Depreciation	(857,313)

Net Unrealized Appreciation	$7,751,651

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Dates	Net Unrealized Appreciation

USD	2,052,132	CAD	2,115,748	10/04/10	$4,188

Currency type abbreviations:

CAD	Canadian Dollar

USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value

Financial	4.7%	$2,375,340

Government	79.3	40,347,865

Industrial	2.6	1,341,067

Money Market Fund	13.4	6,839,088

	100.0%	$50,903,360

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Bonds and Notes *	$—	$44,064,272	$—	$44,064,272

Money Market Fund *	6,839,088	—	—	6,839,088

Total	$6,839,088	$44,064,272	$—	$50,903,360

Other Financial Instruments**	$—	$4,188	$—	$4,188

* See Schedule of Investment for security type and geographic sector breakouts
** Other financial instruments include forward foreign currency contracts.

See Note to Schedule of Investments

Van Eck VIP Global Bond Fund
Note to Schedule of Investments
September 30, 2010 (unaudited)

Security Valuation—Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Money Market Fund investments are valued at net asset value. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points) which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Global Bond Fund

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Global Bond Fund

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jan F. van Eck, Chief Executive Officer, Van Eck VIP Global Bond Fund

Date: November 29, 2010

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Global Bond Fund

Date: November 29, 2010